Stockholders' equity (Details Textuals) (JPY ¥) In Millions, except Share data	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Stockholders' equity (Textuals) [Abstract]
Common stock to be issued on conversion or exercise of convertible bonds and stock acquisition rights	20,480,400
Common stock acquired during fiscal year by the resolution of the Board of Directors	0	0	0
Retained earnings available for dividends to shareholders	¥ 502,815
Undistributed earnings of affiliated companies accounted for by equity method investment	30,809	16,034
Gain (loss) due to foreign currency translation adjustments transferred from OCI to net income	¥ 832	¥ (2,289)	¥ (534)